DAILY CASH ACCUMULATION FUND, INC.
                      Supplement dated May 12, 1997 to the
            Statement of Additional Information dated April 25, 1997


The last sentence of first paragraph of the section of the Statement of Additional Information entitled "Service Plan" on page 13 is eliminated and replaced by the following:

Payments by the Fund under the Plan for the fiscal year ended December 31, 1996 totaled $7,123,026, all of which was paid to Edwards.



May 12, 1997                                                        PX0140.001